Land Use Rights, Net - Land Use Rights, Net (Detail) - USD ($) $ in Thousands	May 31, 2023	May 31, 2022
Real Estate [Abstract]
Land use rights	$ 3,831	$ 4,083
Less: accumulated amortization	(558)	(474)
Exchange differences	48	18
Land use rights, net	$ 3,321	$ 3,627